OMB APPROVAL

OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen Aggressive Growth Fund, Evergreen Balanced Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small-Mid Growth Fund, for the quarter ended December 31, 2005. Evergreen Balanced Fund has a March 31 fiscal year end. All other funds in this filing have a September 30 fiscal year end.

Date of reporting period:            December 31, 2005

Item 1 – Schedule of Investments

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 17.0%
Hotels, Restaurants & Leisure 3.8%
Shuffle Master, Inc. * p	63,599	$1,598,879
Starwood Hotels & Resorts Worldwide, Inc., Class B	40,000	2,554,400
Station Casinos, Inc.	47,000	3,186,600
		7,339,879
Internet & Catalog Retail 2.6%
Amazon.com, Inc. * p	45,000	2,121,750
eBay, Inc. *	68,600	2,966,950
		5,088,700
Media 1.4%
Lamar Advertising Co., Class A *	60,000	2,768,400
Specialty Retail 6.6%
Best Buy Co., Inc.	113,000	4,913,240
Chico’s FAS, Inc. *	127,396	5,596,506
Lowe’s Cos.	35,000	2,333,100
		12,842,846
Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc. *	94,000	3,133,960
Wolverine World Wide, Inc. p	90,000	2,021,400
		5,155,360
ENERGY 13.4%
Energy Equipment & Services 7.9%
Cal Dive International, Inc. * p	60,000	2,153,400
Cooper Cameron Corp. *	50,000	2,070,000
Diamond Offshore Drilling, Inc.	70,000	4,869,200
ENSCO International, Inc.	30,000	1,330,500
Grant Prideco, Inc. *	20,000	882,400
Weatherford International, Ltd. *	116,000	4,199,200
		15,504,700
Oil, Gas & Consumable Fuels 5.5%
Apache Corp.	45,000	3,083,400
Foundation Coal Holdings, Inc. p	55,000	2,090,000
Massey Energy Co. p	40,900	1,548,883
Tesoro Corp.	15,000	923,250
XTO Energy, Inc.	69,900	3,071,406
		10,716,939
FINANCIALS 3.0%
Capital Markets 3.0%
Goldman Sachs Group, Inc.	25,000	3,192,750
Legg Mason, Inc.	23,000	2,752,870
		5,945,620
HEALTH CARE 25.7%
Biotechnology 5.9%
Amgen, Inc. *	32,000	2,523,520
Biogen Idec, Inc. *	120,000	5,439,600
Martek Biosciences Corp. * p	56,000	1,378,160
Protein Design Labs, Inc. *	80,000	2,273,600
		11,614,880

1

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.6%
Alcon, Inc.	28,000	$3,628,800
Medtronic, Inc.	72,900	4,196,853
St. Jude Medical, Inc. *	100,000	5,020,000
		12,845,653
Health Care Providers & Services 8.6%
Aetna, Inc.	22,400	2,112,544
American Healthways, Inc. * p	45,000	2,036,250
Caremark Rx, Inc. *	63,500	3,288,665
DaVita, Inc. *	55,000	2,785,200
UnitedHealth Group, Inc.	55,000	3,417,700
WellPoint, Inc. *	40,000	3,191,600
		16,831,959
Pharmaceuticals 4.6%
Endo Pharmaceuticals Holdings, Inc. *	150,000	4,539,000
Teva Pharmaceutical Industries, Ltd., ADR p	103,000	4,430,030
		8,969,030
INDUSTRIALS 3.4%
Commercial Services & Supplies 0.7%
Cintas Corp.	35,000	1,441,300
Electrical Equipment 1.7%
Cooper Industries, Inc., Class A	45,200	3,299,600
Machinery 1.0%
Pall Corp.	70,000	1,880,200
INFORMATION TECHNOLOGY 28.0%
Communications Equipment 6.4%
Corning, Inc. *	62,400	1,226,784
F5 Networks, Inc. *	20,000	1,143,800
Motorola, Inc.	190,000	4,292,100
QUALCOMM, Inc.	120,000	5,169,600
Sonus Networks, Inc. * p	161,200	599,664
		12,431,948
Computers & Peripherals 3.7%
Apple Computer, Inc. *	53,500	3,846,115
Avid Technology, Inc. *	40,000	2,190,400
Logitech International SA, ADR *	25,000	1,169,250
		7,205,765
Internet Software & Services 3.2%
Google, Inc., Class A *	8,500	3,526,310
Yahoo!, Inc. *	72,000	2,820,960
		6,347,270
IT Services 1.6%
Cognizant Technology Solutions Corp., Class A *	63,500	3,197,225
Semiconductors & Semiconductor Equipment 7.8%
Marvell Technology Group, Ltd. *	65,000	3,645,850
MEMC Electronic Materials, Inc. *	165,000	3,658,050
Microchip Technology, Inc.	70,000	2,250,500
Micron Technology, Inc. * p	225,000	2,994,750
Varian Semiconductor Equipment Associates, Inc. * p	62,500	2,745,625
		15,294,775

2

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 5.3%
Activision, Inc. *	193,666	$2,660,971
Cadence Design Systems, Inc. *	180,000	3,045,600
Citrix Systems, Inc. *	25,000	719,500
Microsoft Corp.	148,100	3,872,815
		10,298,886
MATERIALS 3.4%
Chemicals 1.4%
Sigma-Aldrich Corp. p	45,000	2,848,050
Construction Materials 2.0%
Martin Marietta Materials, Inc.	50,000	3,836,000
TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
NII Holdings, Inc., Class B * p	84,000	3,669,120
Total Common Stocks (cost $152,373,951)		187,374,105
SHORT-TERM INVESTMENTS 17.4%
MUTUAL FUND SHARES 17.4%
Evergreen Institutional U.S. Government Money Market Fund ø	8,148,096	8,148,096
Navigator Prime Portfolio pp	25,831,098	25,831,098
Total Short-Term Investments (cost $33,979,194)		33,979,194
Total Investments (cost $186,353,145) 113.2%		221,353,299
Other Assets and Liabilities (13.2%)		(25,874,651)
Net Assets 100.0%		$195,478,648
*	Non-income producing security
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $186,563,373. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,802,370 and $3,012,444, respectively, with a net unrealized appreciation of $34,789,926.

3

EVERGREEN BALANACED FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 4.4%
FNMA:
4.68%, 11/01/2012	$2,134,326	$2,093,273
4.87%, 05/01/2013	2,476,222	2,449,519
4.90%, 01/01/2013	6,953,290	6,891,425
5.70%, 10/01/2008	6,729,488	6,822,069
5.84%, 12/01/2008	9,868,643	10,021,506
5.85%, 02/01/2009	409,128	416,085
6.13%, 09/01/2008	1,560,971	1,590,890
6.19%, 07/01/2011	2,894,442	3,032,206
6.20%, 01/01/2011	4,172,241	4,356,860
6.35%, 05/01/2011	1,430,020	1,467,000
6.40%, 06/01/2009	4,113,690	4,253,097
6.54%, 12/01/2007	450,159	458,253
6.56%, 12/01/2007	1,705,102	1,736,252
6.79%, 07/01/2009	2,112,632	2,208,675
6.80%, 01/01/2007	4,938,473	4,972,982
6.91%, 07/01/2009	1,876,988	1,968,601
7.06%, 08/01/2006	2,222,661	2,224,447
7.09%, 10/01/2007	1,841,343	1,882,226
7.18%, 05/01/2007	1,281,491	1,297,456
7.22%, 07/01/2007	2,197,559	2,239,862
7.29%, 12/01/2010	2,195,450	2,385,089
7.53%, 05/01/2007	4,081,843	4,157,626
Total Agency Commercial Mortgage-Backed Securities (cost $71,114,182)		68,925,399
AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.5%
FIXED-RATE 3.5%
FHLB, Ser. 606, Class Y, 5.27%, 12/28/2012 ☐	4,240,000	4,247,208
FHLMC:
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,132,690
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,086,960
Ser. 2840, Class NC, 5.50%, 03/15/2028	3,815,000	3,833,219
Ser. 2859, Class PC, 5.50%, 11/15/2027	3,150,000	3,165,425
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,749,890
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,018,008
Ser. 2984, Class NC, 5.50%, 09/15/2031	5,075,000	5,058,040
Ser. 3059, Class CD, 5.00%, 04/15/2031	6,186,000	6,044,513
Ser. 3063, Class YE, 5.50%, 10/15/2034	2,795,000	2,767,636
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	2,971,000	3,048,031
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,430,581
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	8,380,772	8,148,308
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	2,550,000	2,475,726
Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $55,799,752)		55,206,235

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 5.7%
FIXED-RATE 5.4%
FHLB, 5.00%, 09/01/2035	6,090,006	5,897,790
FHLMC:
4.50%, 04/01/2035	2,452,711	2,308,359
5.00%, 12/01/2035	9,054,095	8,768,325
5.02%, 11/01/2035	5,725,000	5,694,150
6.50%, 06/01/2029 - 07/01/2031	62,905	64,726
FHLMC 30 year, 5.00%, TBA #	10,980,000	10,630,012

1

EVERGREEN BALANACED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.00%, 12/01/2019 - 03/01/2020	$2,339,897	$2,316,014
5.50%, 02/01/2035 - 10/01/2035	6,185,556	6,130,227
6.00%, 08/01/2006	226,818	227,378
6.50%, 04/01/2017	1,235,190	1,269,459
7.00%, 05/01/2032 - 06/01/2032	2,649,225	2,765,459
7.50%, 12/01/2030 - 10/01/2031	1,738,475	1,823,422
9.00%, 08/01/2014	709,565	767,483
FNMA 15 year:
4.50%, TBA #	4,240,000	4,126,050
5.00%, TBA #	4,965,000	4,912,247
FNMA 30 year, 5.50%, TBA #	26,355,000	26,099,673
GNMA, 4.50%, 07/20/2030	1,222,002	1,223,796
		85,024,570
FLOATING-RATE 0.3%
FNMA, 4.99%, 07/01/2035	5,495,996	5,450,471
GNMA, 4.50%, 09/20/2029	397,064	397,625
		5,848,096
Total Agency Mortgage-Backed Pass Through Securities (cost $90,594,775)		90,872,666
AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $6,611,307)	6,345,000	6,348,832
ASSET-BACKED SECURITIES 1.0%
Lehman XS Trust, Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035 ☐	3,795,000	3,779,441
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,452,610	3,451,971
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	5,115,000	5,103,516
Wells Fargo Home Equity Trust, Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	3,520,000	3,472,154
Total Asset-Backed Securities (cost $15,934,686)		15,807,082
COMMERCIAL MORTGAGE-BACKED SECURITIES 3.4%
FIXED-RATE 3.4%
Banc of America Comml. Mtge., Inc., Ser. 2004-1, Class A4, 4.76%, 11/10/2039	3,980,000	3,867,912
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	2,392,606	2,425,960
Commercial Mtge. Pass Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	2,687,368	2,589,418
Ser. 2005-C6, Class A5A, 5.12%, 06/10/2044	3,150,000	3,141,985
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	4,000,000	4,030,716
Ser. 2004-PNC1, Class A4, 5.375%, 06/12/2041	6,435,000	6,561,946
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	2,994,651	3,071,373
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,801,992	2,856,796
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	1,972,845
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	6,042,000	5,729,650
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,649,594
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	4,830,000	4,763,500
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	7,118,495	6,888,641
Total Commercial Mortgage-Backed Securities (cost $54,924,293)		53,550,336

2

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 5.5%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	$3,000,000	$1,905,000
Diversified Consumer Services 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012	150,000	156,000
Service Corporation International, 7.00%, 06/15/2017 144A	175,000	174,563
		330,563
Hotels, Restaurants & Leisure 0.1%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	100,000	106,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	100,000	98,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	100,000	96,750
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	96,000
Seneca Gaming Corp., 7.25%, 05/01/2012	100,000	101,125
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 05/01/2007	100,000	102,500
Station Casinos, Inc., 6.50%, 02/01/2014	100,000	101,500
Vail Resorts, Inc., 6.75%, 02/15/2014	125,000	125,625
		828,250
Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	100,000	96,133
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	68,625
		164,758
Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	100,000
Dex Media West, LLC, 5.875%, 11/15/2011	100,000	101,125
Emmis Communications Corp., 6.875%, 05/15/2012	100,000	99,875
LIN TV Corp., 6.50%, 05/15/2013	100,000	96,375
Mediacom Communications Corp., 9.50%, 01/15/2013	100,000	98,125
MediaNews Group, Inc., 6.375%, 04/01/2014	100,000	92,750
R.H. Donnelley Corp., 10.875%, 12/15/2012	150,000	169,875
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	100,000	103,500
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,295,002
		4,156,627
Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	100,000	105,619
May Department Stores Co.:
6.90%, 01/15/2032	5,000,000	5,384,650
7.45%, 09/15/2011	1,000,000	1,101,914
		6,592,183
Specialty Retail 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	100,000	106,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	105,000
United Auto Group, Inc., 9.625%, 03/15/2012	100,000	105,750
		316,750
Textiles, Apparel & Luxury Goods 0.0%
Warnaco Group, Inc., 8.875%, 06/15/2013	100,000	108,250
CONSUMER STAPLES 0.7%
Beverages 0.5%
Coca-Cola Enterprises, Inc.:
0.00%, 06/20/2020 ¤	17,530,000	7,827,478
6.95%, 11/15/2026	650,000	755,800
		8,583,278

3

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$100,000	$103,500
Ingles Markets, Inc., 8.875%, 12/01/2011	100,000	104,000
Rite Aid Corp., 8.125%, 05/01/2010	100,000	102,250
		309,750
Food Products 0.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	100,000	102,500
Dean Foods Co., 6.625%, 05/15/2009	100,000	102,375
Del Monte Foods Co., 8.625%, 12/15/2012	100,000	106,750
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,095,766
		2,407,391
Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	100,000	99,000
ENERGY 0.2%
Energy Equipment & Services 0.0%
Dresser, Inc., 9.375%, 04/15/2011	100,000	105,750
Hanover Compressor Co., 9.00%, 06/01/2014	35,000	38,325
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	100,000	98,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	100,000	94,000
Parker Drilling Co., 9.625%, 10/01/2013	80,000	89,700
		425,775
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	100,000	103,000
Exco Resources, Inc., 7.25%, 01/15/2011	100,000	102,000
Ferrellgas Partners, LP, 6.75%, 05/01/2014	80,000	76,000
Forest Oil Corp., 7.75%, 05/01/2014	100,000	104,250
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	51,250
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,000,000	1,155,386
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	177,650
Plains Exploration & Production Co., 8.75%, 07/01/2012	100,000	108,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	110,000	113,300
Tesoro Corp., 6.625%, 11/01/2015 144A	100,000	101,500
Williams Cos., 7.125%, 09/01/2011	100,000	104,375
		2,196,961
FINANCIALS 2.3%
Capital Markets 0.9%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	3,990,513
Goldman Sachs Group, Inc., 7.35%, 10/01/2009	3,085,000	3,323,708
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,645,764
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,573,439
Morgan Stanley, 3.625%, 04/01/2008	400,000	389,892
		13,923,316
Commercial Banks 0.3%
Bank of America Corp., 4.375%, 12/01/2010	35,000	34,184
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,138,168
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,456,000
		4,628,352
Consumer Finance 0.8%
American General Finance Corp.:
3.875%, 10/01/2009	1,700,000	1,629,617
5.75%, 03/15/2007	925,000	933,831
General Electric Capital Corp., 6.125%, 02/22/2011	2,500,000	2,633,017

4

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., 5.625%, 05/15/2009	$100,000	$89,035
HSBC Finance Corp., 4.75%, 05/15/2009	3,000,000	2,969,547
Sprint Capital Corp., 6.875%, 11/15/2028	4,205,000	4,608,508
		12,863,555
Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	150,000	153,562
Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	100,000	106,000
Real Estate 0.3%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010 ☐	102,000	111,690
Duke Realty Corp., REIT, 7.05%, 03/01/2006	700,000	702,378
EOP Operating, LP:
6.75%, 02/15/2008	500,000	517,200
7.00%, 07/15/2011	3,250,000	3,482,606
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	100,000	104,500
La Quinta Properties, Inc., 7.00%, 08/15/2012	100,000	108,750
Omega Healthcare Investors, Inc., REIT, 7.00%, 01/15/2016 144A	50,000	49,813
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	200,000	198,000
Ventas, Inc., REIT, 7.125%, 06/01/2015	120,000	126,600
		5,401,537
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	100,000	98,250
HCA, Inc., 6.375%, 01/15/2015	100,000	101,583
Omnicare, Inc., 6.125%, 06/01/2013	150,000	148,125
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	201,500
		549,458
Pharmaceuticals 0.0%
Mylan Laboratories, Inc., 6.375%, 08/15/2015 144A	100,000	100,625
INDUSTRIALS 0.5%
Aerospace & Defense 0.0%
Aviall, Inc., 7.625%, 07/01/2011	90,000	92,700
DRS Technologies, Inc., 6.875%, 11/01/2013	100,000	96,125
		188,825
Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012 ☐	100,000	100,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	98,000
Corrections Corporation of America, 6.25%, 03/15/2013	100,000	99,500
Geo Group, Inc., 8.25%, 07/15/2013	100,000	98,250
NationsRent Companies, Inc., 9.50%, 10/15/2010	100,000	109,500
		505,250
Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011	100,000	107,500
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	77,438
Navistar International Corp., 6.25%, 03/01/2012	100,000	90,000
		274,938
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	2,500,000	2,614,202
6.75%, 07/15/2011	3,300,000	3,564,360
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	100,000	102,875
		6,281,437

5

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Unisys Corp., 6.875%, 03/15/2010	$200,000	$186,000
MATERIALS 0.1%
Chemicals 0.0%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	110,500
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	114,125
Tronox, Inc., 9.50%, 12/01/2012 144A	100,000	102,500
		327,125
Containers & Packaging 0.0%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	110,000	114,400
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	100,000	97,500
		211,900
Metals & Mining 0.0%
Alaska Steel Corp., 7.75%, 06/15/2012	100,000	90,750
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	100,000	103,875
United States Steel Corp., 10.75%, 08/01/2008	60,000	66,600
		261,225
Paper & Forest Products 0.1%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	93,750
Bowater, Inc., 6.50%, 06/15/2013	125,000	112,500
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	100,500
Georgia Pacific Corp., 8.125%, 05/15/2011	100,000	100,625
		407,375
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co., 6.25%, 01/15/2013	100,000	97,250
Insight Midwest, LP, 10.50%, 11/01/2010	100,000	105,625
Qwest Communications International, Inc., 7.875%, 09/01/2011	100,000	108,250
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,731,662
Verizon Communications, Inc., 5.875%, 01/17/2012	1,750,000	1,767,983
		5,810,770
Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	150,000	159,000
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	201,305
		360,305
UTILITIES 0.4%
Electric Utilities 0.3%
DPL, Inc., 6.875%, 09/01/2011	100,000	105,875
Edison International, 7.73%, 06/15/2009	100,000	103,750
Reliant Energy, Inc., 6.75%, 12/15/2014	100,000	87,750
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,504,689
		4,802,064
Independent Power Producers & Energy Traders 0.1%
Mirant Corp., 7.375%, 12/31/2013 144A	150,000	152,438
NRG Energy, Inc., 8.00%, 12/15/2013	125,000	140,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	99,664	100,764
Texas Genco, Inc., 6.875%, 12/15/2014 144A	100,000	108,750
		501,952

6

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 0.0%
Aquila, Inc., 14.875%, 07/01/2012	$100,000	$134,500
CMS Energy Corp., 7.50%, 01/15/2009	100,000	103,500
		238,000
Total Corporate Bonds (cost $82,832,786)		86,508,107
MUNICIPAL OBLIGATIONS 2.6%
AIRPORT 0.1%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	1,000,000	1,082,320
EDUCATION 0.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of Massachusetts Proj., Ser. A, 5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,108,000
GENERAL OBLIGATION – LOCAL 0.7%
Clark Cnty., WA Sch. Dist. 117 GO, 5.50%, 12/01/2016, (Insd. by FSA)	1,500,000	1,614,630
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,246,067
New York, NY GO:
Ser. B, FRN, 3.77%, 08/15/2020	1,300,000	1,300,000
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,612,525
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,181,240
		10,954,462
GENERAL OBLIGATION – STATE 0.3%
Nevada GO, Colorado River Commission Power Delivery, Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	4,010,000	4,352,534
HOSPITAL 0.2%
New York, NY Hlth. & Hosp. Corp. RB, Hlth. Sys., Ser. A, 5.125%, 02/15/2014, (Insd. by AMBAC)	2,000,000	2,091,640
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,000,000	1,091,800
		3,183,440
HOUSING 0.1%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	160,000	160,427
New York Mtge. Agcy. SFHRRB, Ser. 63, 5.60%, 04/01/2010	500,000	517,820
North Carolina HFA SFHRB, Ser. 00, 5.80%, 09/01/2012, (Insd. by FHA)	390,000	404,812
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, Affordable Hsg., 5.85%, 04/01/2009, (Insd. by GNMA, FNMA & FHLMC)	350,000	354,970
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	60,000	60,441
		1,498,470
LEASE 0.2%
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,710,425
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr., Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	500,000	511,560
		3,221,985
PORT AUTHORITY 0.3%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,330,400
PRE-REFUNDED 0.2%
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	1,095,000	1,286,866
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,685,000	1,855,033
		3,141,899
RESOURCE RECOVERY 0.1%
Washington Pub. Power Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%, 07/01/2017, (Insd. by MBIA)	2,500,000	2,575,225
TRANSPORTATION 0.1%
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	1,952,676

7

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 0.2%
New York Env. Facs. Clean Water & Drinking RRB, 6.00%, 06/15/2017	$2,885,000	$3,130,687
Total Municipal Obligations (cost $38,230,389)		41,532,098
U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds, 7.25%, 08/15/2022	30,610,000	39,871,943
U.S. Treasury Notes, 4.875%, 02/15/2012	2,240,000	2,300,465
Total U.S. Treasury Obligations (cost $41,507,261)		42,172,408
WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FIXED-RATE 1.3%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	2,590,000	2,523,739
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	2,130,000	2,063,449
Washington Mutual, Inc.:
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	4,340,000	4,201,123
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	6,212,000	6,079,835
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	6,595,000	6,335,503
		21,203,649
FLOATING-RATE 1.0%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A7, 4.79%, 05/25/2035	3,455,000	3,392,775
Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	2,160,000	2,113,964
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.60%, 06/20/2035	2,740,000	2,661,805
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.47%, 12/25/2034	3,130,000	3,067,568
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	4,220,000	4,057,323
		15,293,435
Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $37,016,395)		36,497,084
WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
FIXED-RATE 0.5%
Bear Stearns & Cos., Ser. 2005-9, Class A1, 4.625%, 10/25/2035	7,659,833	7,516,741
FLOATING-RATE 0.3%
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	5,365,644	5,262,730
Total Whole Loan Mortgage-Backed Pass Through Securities (cost $12,831,690)		12,779,471
YANKEE OBLIGATIONS-CORPORATE 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	100,000	94,125
INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	110,000	111,375
MATERIALS 0.2%
Chemicals 0.0%
Nova Chemicals Corp., 6.50%, 01/15/2012	100,000	97,375
Containers & Packaging 0.0%
Norampac, Inc., 6.75%, 06/01/2013	100,000	97,000
Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,567,772
Novelis, Inc., 7.25%, 02/15/2015 144A	100,000	93,750
		2,661,522
TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Rogers Wireless, Inc., 6.375%, 03/01/2014	100,000	100,750
Total Yankee Obligations-Corporate (cost $2,986,055)		3,162,147

8

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 65.6%
CONSUMER DISCRETIONARY 7.0%
Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	154,416	$7,280,714
eBay, Inc. *	182,152	7,878,074
		15,158,788
Media 1.9%
News Corp., Class A	392,774	6,107,636
Omnicom Group, Inc.	141,846	12,075,350
Time Warner, Inc.	367,103	6,402,276
Walt Disney Co.	212,535	5,094,464
		29,679,726
Multi-line Retail 1.3%
J.C. Penney Co., Inc.	176,629	9,820,573
Nordstrom, Inc.	280,598	10,494,365
		20,314,938
Specialty Retail 2.0%
Best Buy Co., Inc.	247,490	10,760,865
Chico’’s FAS, Inc. *	240,503	10,565,297
Lowe’s Cos.	164,321	10,953,638
		32,279,800
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	203,366	6,780,222
NIKE, Inc., Class B	79,431	6,893,817
		13,674,039
CONSUMER STAPLES 5.8%
Beverages 1.3%
Diageo plc	361,800	5,239,342
Diageo plc, ADR	73,000	4,255,900
PepsiCo, Inc.	197,004	11,638,996
		21,134,238
Food & Staples Retailing 1.6%
BJ’s Wholesale Club, Inc. *	215,700	6,376,092
Wal-Mart Stores, Inc.	391,340	18,314,712
		24,690,804
Food Products 0.4%
General Mills, Inc.	121,044	5,969,890
Household Products 1.6%
Colgate-Palmolive Co.	156,276	8,571,738
Procter & Gamble Co.	282,511	16,351,737
		24,923,475
Tobacco 0.9%
Altria Group, Inc.	202,922	15,162,332
ENERGY 7.1%
Energy Equipment & Services 1.4%
Schlumberger, Ltd.	157,447	15,295,976
Weatherford International, Ltd. *	175,326	6,346,801
		21,642,777
Oil, Gas & Consumable Fuels 5.7%
Apache Corp.	181,182	12,414,591
BP plc, ADR	190,100	12,208,222
ConocoPhillips	89,936	5,232,476
Exxon Mobil Corp.	661,322	37,146,457

9

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Massey Energy Co.	103,980	$3,937,723
Occidental Petroleum Corp.	78,300	6,254,604
Peabody Energy Corp.	57,711	4,756,541
XTO Energy, Inc.	192,109	8,441,269
		90,391,883
FINANCIALS 13.1%
Capital Markets 3.6%
Bank of New York Co.	262,845	8,371,613
Goldman Sachs Group, Inc.	92,672	11,835,141
Legg Mason, Inc.	71,882	8,603,557
Merrill Lynch & Co., Inc.	123,687	8,377,320
Morgan Stanley	160,780	9,122,657
State Street Corp.	103,936	5,762,212
T. Rowe Price Group, Inc.	56,067	4,038,506
		56,111,006
Commercial Banks 3.4%
Bank of America Corp.	521,407	24,062,933
U.S. Bancorp	352,880	10,547,583
Wells Fargo & Co.	179,465	11,275,786
Zions Bancorp	96,600	7,299,096
		53,185,398
Consumer Finance 0.9%
American Express Co.	166,383	8,562,069
Capital One Financial Corp.	74,606	6,445,959
		15,008,028
Diversified Financial Services 3.2%
Citigroup, Inc.	744,177	36,114,910
JPMorgan Chase & Co.	367,519	14,586,829
		50,701,739
Insurance 2.0%
American International Group, Inc.	244,992	16,715,804
Chubb Corp.	18,723	1,828,301
Hartford Financial Services Group, Inc.	71,416	6,133,920
Prudential Financial, Inc.	89,592	6,557,239
		31,235,264
HEALTH CARE 9.7%
Biotechnology 1.4%
Amgen, Inc. *	99,683	7,861,001
Biogen Idec, Inc. *	258,684	11,726,146
Genentech, Inc. *	21,999	2,034,908
		21,622,055
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	272,435	10,257,178
Medtronic, Inc.	191,696	11,035,939
Zimmer Holdings, Inc. *	120,048	8,096,037
		29,389,154
Health Care Providers & Services 2.3%
Aetna, Inc.	185,924	17,534,492
Caremark Rx, Inc. *	242,987	12,584,297
WellPoint, Inc. *	82,034	6,545,493
		36,664,282

10

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 4.1%
Abbott Laboratories	174,941	$6,897,924
Johnson & Johnson	317,890	19,105,189
Novartis AG, ADR	95,295	5,001,081
Pfizer, Inc.	785,769	18,324,133
Teva Pharmaceutical Industries, Ltd., ADR	135,662	5,834,823
Wyeth	207,533	9,561,045
		64,724,195
INDUSTRIALS 6.5%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	176,630	11,238,967
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	119,728	8,997,559
Commercial Services & Supplies 0.3%
Cintas Corp.	135,477	5,578,943
Electrical Equipment 0.5%
Rockwell Automation, Inc.	125,852	7,445,404
Industrial Conglomerates 3.4%
General Electric Co.	1,118,253	39,194,768
Tyco International, Ltd.	486,442	14,038,716
		53,233,484
Machinery 1.0%
Deere & Co.	93,210	6,348,533
Pall Corp.	385,517	10,354,987
		16,703,520
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.7%
Cisco Systems, Inc. *	452,688	7,750,019
Corning, Inc. *	254,118	4,995,960
Motorola, Inc.	640,881	14,477,502
QUALCOMM, Inc.	362,828	15,630,630
		42,854,111
Computers & Peripherals 1.1%
Hewlett-Packard Co.	306,141	8,764,817
International Business Machines Corp.	97,312	7,999,046
		16,763,863
Internet Software & Services 0.9%
Google, Inc., Class A *	20,400	8,463,144
Yahoo!, Inc. *	146,775	5,750,645
		14,213,789
IT Services 0.7%
Accenture, Ltd., Class A	389,551	11,246,337
Semiconductors & Semiconductor Equipment 2.5%
Altera Corp. *	809,164	14,993,809
Intel Corp.	368,194	9,190,122
Texas Instruments, Inc.	492,590	15,797,361
		39,981,292
Software 3.5%
Cadence Design Systems, Inc. *	344,800	5,834,016
Microsoft Corp.	1,084,103	28,349,293
Oracle Corp. *	1,697,418	20,725,474
		54,908,783

11

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.0%
Chemicals 1.2%
Air Products & Chemicals, Inc.	153,484	$9,084,718
Dow Chemical Co.	89,686	3,930,041
PPG Industries, Inc.	104,287	6,038,217
		19,052,976
Metals & Mining 0.4%
Phelps Dodge Corp.	42,636	6,134,041
Paper & Forest Products 0.4%
Weyerhaeuser Co.	83,348	5,529,306
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	167,310	4,097,422
Verizon Communications, Inc.	172,517	5,196,212
		9,293,634
Wireless Telecommunication Services 1.1%
Alltel Corp.	105,188	6,637,363
Sprint Nextel Corp.	432,763	10,109,343
		16,746,706
UTILITIES 1.3%
Electric Utilities 0.6%
DPL, Inc.	208,831	5,431,694
Exelon Corp.	90,581	4,813,475
		10,245,169
Independent Power Producers & Energy Traders 0.4%
TXU Corp.	124,872	6,267,326
Multi-Utilities 0.3%
PG&E Corp.	114,330	4,243,929
Total Common Stocks (cost $819,943,468)		1,034,342,950
MUTUAL FUND SHARES 0.4%
MFS Government Markets Income Trust	120,200	781,300
MFS Intermediate Income Trust	151,500	943,845
Putnam Master Intermediate Income Trust	163,000	989,410
Putnam Premier Income Trust	145,700	884,399
Smith Barney High Income Opportunity Fund	400,700	2,428,242
Total Mutual Fund Shares (cost $6,026,933)		6,027,196
SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $53,697,126)	53,697,126	53,697,126
Total Investments (cost $1,390,051,098) 101.9%		1,607,429,137
Other Assets and Liabilities (1.9%)		(29,992,330)
Net Assets 100.0%		$1,577,436,807
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

12

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue bond
TBA	To Be Announced

On December 31, 2005 the aggregate cost of securities for federal income tax purposes was $1,394,441,676. The gross unrealized appreciation and depreciation on securities based on tax cost was $236,459,490 and $23,472,029, respectively, with a net unrealized appreciation of $212,987,461.

13

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 14.6%
Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. *	229,800	$8,171,688
Hotels, Restaurants & Leisure 5.1%
Gaylord Entertainment Co. * p	156,736	6,832,122
P.F. Chang’s China Bistro, Inc. * p	111,900	5,553,597
Penn National Gaming, Inc. * p	321,700	10,600,015
Rare Hospitality International, Inc. * p	236,761	7,195,167
Red Robin Gourmet Burgers, Inc. * p	111,800	5,697,328
Shuffle Master, Inc. * p	335,173	8,426,249
Texas Roadhouse, Inc., Class A * p	346,000	5,380,300
		49,684,778
Internet & Catalog Retail 0.1%
Stamps.com, Inc. *	50,100	1,150,296
Leisure Equipment & Products 2.1%
MarineMax, Inc. * p	244,700	7,725,179
Marvel Entertainment, Inc. * p	351,699	5,760,830
SCP Pool Corp. p	199,007	7,407,040
		20,893,049
Multi-line Retail 0.7%
Conn’s, Inc. * p	196,400	7,241,268
Specialty Retail 4.1%
Cabela’s, Inc. * p	220,800	3,665,280
Guitar Center, Inc. * p	134,600	6,731,346
Hibbett Sporting Goods, Inc. * p	261,506	7,447,677
Jos. A. Bank Clothiers, Inc. * p	144,200	6,259,722
Monro Muffler Brake, Inc.	203,650	6,174,668
Stage Stores, Inc. p	338,358	10,076,301
		40,354,994
Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc. * p	148,700	8,750,995
Warnaco Group, Inc. * p	287,596	7,684,565
		16,435,560
CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.6%
Central European Distribution Corp. * p	181,000	7,265,340
United Natural Foods, Inc. * p	317,200	8,374,080
		15,639,420
Personal Products 0.5%
Chattem, Inc. * p	147,500	5,367,525
ENERGY 9.0%
Energy Equipment & Services 7.2%
Basic Energy Services, Inc. * p	251,500	5,017,425
Core Laboratories NV * p	199,800	7,464,528
Grey Wolf, Inc. * p	921,000	7,119,330
Oceaneering International, Inc. * p	97,250	4,841,105
Pioneer Drilling Co. * p	317,000	5,683,810
Superior Energy Services, Inc. * p	497,650	10,475,533
Tetra Technologies, Inc. * p	131,800	4,022,536
TODCO	121,100	4,609,066
Unit Corp. * p	238,050	13,099,891
Universal Compression Holdings, Inc. * p	201,800	8,298,016
		70,631,240

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 1.8%
Bois D’Arc Energy, Inc. * p	387,200	$6,140,992
Brigham Exploration Co. * p	437,800	5,192,308
Comstock Resources, Inc. * p	196,450	5,993,690
		17,326,990
FINANCIALS 5.4%
Commercial Banks 2.6%
Boston Private Financial Holdings, Inc. p	229,200	6,972,264
Sterling Bancshares, Inc.	154,800	2,390,112
SVB Financial Group * p	129,400	6,061,096
Texas Capital Bancshares, Inc. *	251,300	5,631,633
United Community Banks, Inc.	168,500	4,492,210
		25,547,315
Consumer Finance 0.6%
Asta Funding, Inc. p	226,846	6,201,970
Insurance 2.2%
Argonaut Group, Inc. * p	329,700	10,804,269
HCC Insurance Holdings, Inc. p	345,875	10,265,570
		21,069,839
HEALTH CARE 20.4%
Biotechnology 3.9%
Alkermes, Inc. * p	178,500	3,412,920
Arena Pharmaceuticals, Inc. * p	216,700	3,081,474
CV Therapeutics, Inc. * p	112,900	2,792,017
ICOS Corp. * p	108,400	2,995,092
Myogen, Inc. * p	113,700	3,429,192
Nektar Therapeutics * p	349,300	5,749,478
Onyx Pharmaceuticals, Inc. * p	107,100	3,080,196
Protein Design Labs, Inc. * p	335,400	9,532,068
Serologicals Corp. * p	226,100	4,463,214
		38,535,651
Health Care Equipment & Supplies 6.5%
American Medical Systems Holdings, Inc. * p	304,100	5,422,103
ArthroCare Corp. * p	214,500	9,039,030
Cytyc Corp. * p	265,500	7,495,065
Hologic, Inc. * p	162,600	6,165,792
Immucor, Inc. * p	319,700	7,468,192
Kyphon, Inc. * p	147,100	6,006,093
Meridian Bioscience, Inc. p	210,100	4,231,414
NeuroMetrix, Inc. *	49,900	1,361,272
ResMed, Inc. * p	196,600	7,531,746
Respironics, Inc. * p	249,800	9,260,086
		63,980,793
Health Care Providers & Services 8.5%
Allscripts Heathcare Solutions, Inc. * p	216,700	2,903,780
Amedisys, Inc. * p	190,800	8,059,392
Centene Corp. * p	324,100	8,520,589
Cross Country Healthcare, Inc. *	337,900	6,007,862
LCA-Vision, Inc. p	120,600	5,729,706
Pediatrix Medical Group, Inc. * p	111,000	9,831,270
PSS World Medical, Inc. * p	584,400	8,672,496
Psychiatric Solutions, Inc. * p	135,049	7,932,778
Symbion, Inc. * p	314,400	7,231,200

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
United Surgical Partners International, Inc. * p	186,700	$6,002,405
VCA Antech, Inc. * p	282,327	7,961,621
Ventiv Health, Inc. * p	212,300	5,014,526
		83,867,625
Pharmaceuticals 1.5%
Cardiome Pharma Corp. *	580,847	5,866,555
Medicines Co. * p	157,200	2,743,140
Salix Pharmaceuticals, Ltd. * p	321,100	5,644,938
		14,254,633
INDUSTRIALS 13.9%
Aerospace & Defense 2.8%
ARGON ST, Inc. * p	317,074	9,822,953
Aviall, Inc. * p	141,200	4,066,560
Essex Corp. * p	433,900	7,397,995
K&F Industries Holdings, Inc. * p	393,600	6,045,696
		27,333,204
Air Freight & Logistics 0.2%
UTi Worldwide, Inc. p	25,600	2,376,704
Airlines 0.5%
AirTran Holdings, Inc. * p	331,500	5,313,945
Commercial Services & Supplies 3.1%
Advisory Board Co. * p	156,900	7,479,423
Corrections Corporation of America * p	94,100	4,231,677
Kforce, Inc. * p	678,253	7,569,303
Resources Connection, Inc. * p	184,100	4,797,646
Stericycle, Inc. * p	107,800	6,347,264
		30,425,313
Electrical Equipment 0.6%
Power-One, Inc. * p	909,350	5,474,287
Machinery 4.1%
A.S.V., Inc. * p	173,030	4,322,289
ESCO Technologies, Inc. * p	114,900	5,111,901
IDEX Corp.	183,900	7,560,129
Manitowoc Co. p	210,800	10,586,376
Oshkosh Truck Corp. p	274,900	12,257,791
		39,838,486
Road & Rail 1.4%
Heartland Express, Inc. p	177,000	3,591,330
Landstar System, Inc.	51,244	2,138,925
Old Dominion Freight Line, Inc. * p	112,400	3,032,552
Werner Enterprises, Inc. p	243,610	4,799,117
		13,561,924
Trading Companies & Distributors 1.2%
Hughes Supply, Inc. p	165,000	5,915,250
Interline Brands, Inc. * p	262,409	5,969,805
		11,885,055

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.4%
Communications Equipment 2.5%
Blue Coat Systems, Inc. * p	46,450	$2,123,694
Comtech Telecommunications Corp. * p	129,800	3,964,092
Powerwave Technologies, Inc. * p	937,750	11,787,517
Tekelec * p	464,000	6,449,600
		24,324,903
Computers & Peripherals 0.9%
M-Systems Flash Disk Pioneers, Ltd. *	125,900	4,169,808
Stratasys, Inc. * p	199,248	4,983,192
		9,153,000
Electronic Equipment & Instruments 0.7%
Benchmark Electronics, Inc. * p	124,375	4,182,731
Trimble Navigation, Ltd. * p	63,800	2,264,262
		6,446,993
Internet Software & Services 5.1%
Digitas, Inc. *	434,400	5,438,688
Equinix, Inc. * p	304,035	12,392,467
Interwoven, Inc. * p	633,600	5,366,592
LivePerson, Inc. * p	758,233	4,253,687
NIC, Inc. * p	1,212,100	7,466,536
ValueClick, Inc. * p	605,300	10,961,983
WebSideStory, Inc. * p	243,500	4,414,655
		50,294,608
IT Services 3.4%
CACI International, Inc., Class A * p	81,900	4,699,422
eFunds Corp. * p	280,500	6,574,920
Euronet Worldwide, Inc. * p	380,500	10,577,900
Gevity HR, Inc. p	183,800	4,727,336
MPS Group, Inc. * p	529,900	7,243,733
		33,823,311
Semiconductors & Semiconductor Equipment 7.5%
Advanced Energy Industries, Inc. * p	572,000	6,766,760
ATMI, Inc. * p	444,750	12,439,658
August Technology Corp. * p	628,176	6,903,654
Exar Corp. *	794,400	9,945,888
PDF Solutions, Inc. * p	459,200	7,462,000
Power Integrations, Inc. * p	278,100	6,621,561
Rudolph Technologies, Inc. * p	354,300	4,563,384
Semtech Corp. * p	282,700	5,162,102
Supertex, Inc. * p	40,000	1,770,000
Trident Microsystems, Inc. * p	493,300	8,879,400
Zoran Corp. * p	225,100	3,648,871
		74,163,278
Software 7.3%
Agile Software Corp. *	1,131,850	6,768,463
Blackboard, Inc. * p	181,400	5,256,972
Bottomline Technologies, Inc. * p	429,700	4,735,294
Concur Technologies, Inc. * p	536,444	6,914,763
Jack Henry & Associates, Inc. p	409,500	7,813,260
Kronos, Inc. * p	125,250	5,242,965
Micros Systems, Inc. * p	180,400	8,716,928
Moldflow Corp. *	546,550	7,618,907
Open Solutions, Inc. * p	267,100	6,121,932

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Quality Systems, Inc. p	64,137	$4,923,156
RSA Security, Inc. * p	261,650	2,938,330
Take-Two Interactive Software, Inc. * p	248,500	4,398,450
		71,449,420
MATERIALS 2.4%
Chemicals 0.8%
Cytec Industries, Inc. p	171,800	8,182,834
Construction Materials 0.7%
Headwaters, Inc. * p	181,400	6,428,816
Metals & Mining 0.9%
AMCOL International Corp. p	455,900	9,355,068
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
SBA Communcations Corp. * p	577,700	10,340,830
Total Common Stocks (cost $756,995,723)		946,526,613
SHORT-TERM INVESTMENTS 30.1%
MUTUAL FUND SHARES 30.1%
Evergreen Institutional Money Market Fund ø	38,803,313	38,803,313
Evergreen Prime Cash Management Money Market Fund ø pp	256,810,666	256,810,666
Total Short-Term Investments (cost $295,613,979)		295,613,979
Total Investments (cost $1,052,609,702) 126.4%		1,242,140,592
Other Assets and Liabilities (26.4%)		(259,284,653)
Net Assets 100.0%		$982,855,939

*	Non-income producing security.
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,056,228,438. The gross unrealized appreciation and depreciation on securities based on tax cost was $205,850,114 and $19,937,960, respectively, with a net unrealized appreciation of $185,912,154.

5

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.8%
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	338,662	$13,167,178
Hilton Hotels Corp.	449,754	10,843,569
Yum! Brands, Inc.	189,952	8,904,950
		32,915,697
Household Durables 0.1%
Black & Decker Corp.	29,291	2,547,145
Media 3.9%
News Corp., Class A	1	16
Omnicom Group, Inc.	199,800	17,008,974
Time Warner, Inc.	1,065,584	18,583,785
Viacom, Inc., Class B	423,092	13,792,799
Walt Disney Co.	663,661	15,907,954
		65,293,528
Multi-line Retail 2.6%
J.C. Penney Co., Inc.	253,697	14,105,553
Nordstrom, Inc.	351,724	13,154,478
Target Corp.	296,729	16,311,193
		43,571,224
Specialty Retail 1.1%
Home Depot, Inc.	479,464	19,408,703
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	153,954	13,361,668
VF Corp.	87,315	4,832,012
		18,193,680
CONSUMER STAPLES 10.1%
Beverages 2.2%
Coca-Cola Co.	212,111	8,550,195
Pepsi Bottling Group, Inc.	150,376	4,302,257
PepsiCo, Inc.	415,792	24,564,991
		37,417,443
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	219,135	10,840,609
Kroger Co. *	671,810	12,683,773
SUPERVALU, Inc.	217,688	7,070,506
Wal-Mart Stores, Inc.	474,325	22,198,410
		52,793,298
Food Products 1.1%
Dean Foods Co. *	177,727	6,693,199
Sara Lee Corp.	328,006	6,199,313
Tyson Foods, Inc., Class A	370,400	6,333,840
		19,226,352
Household Products 1.9%
Procter & Gamble Co.	539,586	31,231,238
Tobacco 1.8%
Altria Group, Inc.	394,642	29,487,650
ENERGY 9.3%
Energy Equipment & Services 1.5%
Nabors Industries, Ltd. *	175,600	13,301,700
Rowan Companies, Inc.	329,044	11,727,128
		25,028,828

1

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	169,402	$16,050,840
Chevron Corp.	154,268	8,757,794
ConocoPhillips	402,354	23,408,956
Devon Energy Corp.	242,987	15,196,407
Exxon Mobil Corp.	704,414	39,566,934
Marathon Oil Corp.	224,504	13,688,009
Valero Energy Corp.	303,670	15,669,372
		132,338,312
FINANCIALS 20.5%
Capital Markets 4.0%
Bear Stearns Cos.	88,033	10,170,453
Goldman Sachs Group, Inc.	152,843	19,519,580
Lehman Brothers Holdings, Inc.	125,972	16,145,831
Merrill Lynch & Co., Inc.	222,973	15,101,961
Morgan Stanley	128,249	7,276,848
		68,214,673
Commercial Banks 4.3%
Bank of America Corp.	846,554	39,068,467
National City Corp.	248,141	8,330,094
SunTrust Banks, Inc.	91,582	6,663,506
U.S. Bancorp	602,989	18,023,341
		72,085,408
Consumer Finance 0.1%
Capital One Financial Corp.	17,317	1,496,189
Diversified Financial Services 4.4%
CIT Group, Inc.	272,895	14,130,503
Citigroup, Inc.	885,627	42,979,478
JPMorgan Chase & Co.	409,250	16,243,133
		73,353,114
Insurance 4.8%
ACE, Ltd.	170,466	9,109,703
American International Group, Inc.	276,996	18,899,437
Chubb Corp.	123,338	12,043,956
Lincoln National Corp.	257,155	13,636,930
MetLife, Inc.	351,892	17,242,708
St. Paul Travelers Companies, Inc.	238,538	10,655,492
		81,588,226
Real Estate 0.5%
Simon Property Group, Inc. REIT	112,721	8,637,810
Thrifts & Mortgage Finance 2.4%
Countrywide Financial Corp.	327,991	11,214,012
Fannie Mae	133,708	6,526,288
Golden West Financial Corp.	183,870	12,135,420
MGIC Investment Corp. p	56,665	3,729,690
PMI Group, Inc. p	151,931	6,239,806
		39,845,216
HEALTH CARE 13.1%
Biotechnology 2.2%
Amgen, Inc. *	171,880	13,554,457
Biogen Idec, Inc. *	178,055	8,071,233
Genzyme Corp. *	164,093	11,614,503

2

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Invitrogen Corp. *	58,128	$3,873,650
		37,113,843
Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc. p	142,641	9,685,324
C.R. Bard, Inc.	104,456	6,885,739
Fisher Scientific International, Inc. *	182,534	11,291,553
Hospira, Inc. *	179,755	7,689,919
Zimmer Holdings, Inc. *	7,611	513,286
		36,065,821
Health Care Providers & Services 2.7%
Aetna, Inc.	63,236	5,963,787
CIGNA Corp.	122,663	13,701,457
Community Health Systems, Inc. *	291,575	11,178,986
McKesson Corp.	291,238	15,024,968
		45,869,198
Pharmaceuticals 6.1%
Johnson & Johnson	644,220	38,717,622
Merck & Co., Inc.	321,765	10,235,345
Pfizer, Inc.	1,415,171	33,001,788
Wyeth	432,709	19,934,903
		101,889,658
INDUSTRIALS 11.2%
Aerospace & Defense 3.0%
Boeing Co.	120,568	8,468,696
General Dynamics Corp.	139,574	15,918,415
Lockheed Martin Corp.	277,243	17,640,972
Precision Castparts Corp.	165,158	8,556,836
		50,584,919
Air Freight & Logistics 1.3%
FedEx Corp.	132,913	13,741,875
Ryder System, Inc.	205,578	8,432,810
		22,174,685
Commercial Services & Supplies 0.6%
Cendant Corp.	634,113	10,938,449
Industrial Conglomerates 2.2%
General Electric Co.	1,043,640	36,5709,582
Machinery 3.2%
Cummins, Inc.	84,171	7,552,664
Eaton Corp.	145,080	9,733,417
Ingersoll-Rand Co., Ltd., Class A	385,966	15,581,447
Paccar, Inc.	165,316	11,444,827
Parker Hannifin Corp.	141,070	9,304,977
		53,617,332
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	205,783	14,573,552

3

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 15.2%
Communications Equipment 2.0%
Cisco Systems, Inc. *	883,616	$15,127,506
Motorola, Inc.	584,767	13,209,886
QUALCOMM, Inc.	115,848	4,990,732
		33,328,124
Computers & Peripherals 4.2%
Apple Computer, Inc. *	183,103	13,163,275
Dell, Inc. *	476,939	14,303,401
EMC Corp. *	99,593	1,356,457
Hewlett-Packard Co.	621,910	17,805,283
International Business Machines Corp.	295,196	24,265,111
		70,893,527
Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc. *	178,287	6,612,665
Internet Software & Services 0.2%
Yahoo!, Inc. *	74,883	2,933,916
IT Services 1.7%
Accenture, Ltd., Class A *	182,972	5,282,402
Affiliated Computer Services, Inc., Class A *	117,444	6,950,336
Computer Sciences Corp. *	171,542	8,686,887
Fiserv, Inc. *	197,604	8,550,325
		29,469,950
Office Electronics 0.3%
Xerox Corp. *	302,483	4,431,376
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	1,089,009	27,181,665
National Semiconductor Corp.	89,850	2,334,303
Texas Instruments, Inc.	509,021	16,324,303
		45,840,271
Software 3.7%
Cadence Design Systems, Inc. *	405,758	6,865,425
Computer Associates International, Inc.	6,213	175,144
Intuit, Inc. *	145,252	7,741,932
Microsoft Corp.	1,374,235	35,936,245
Oracle Corp. *	462,055	5,641,692
Parametric Technology Corp. *	913,392	5,571,691
		61,932,129
MATERIALS 2.8%
Metals & Mining 1.7%
NuCor Corp.	225,512	15,046,160
Phelps Dodge Corp.	98,931	14,233,203
		29,279,363
Paper & Forest Products 1.1%
Louisiana-Pacific Corp.	652,487	17,923,818
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	333,097	8,157,557
BellSouth Corp.	199,983	5,419,539
CenturyTel, Inc.	179,816	5,962,699
Verizon Communications, Inc.	574,819	17,313,548
		36,853,343

4

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	346,603	$8,096,646
UTILITIES 3.7%
Electric Utilities 1.6%
American Electric Power Co., Inc.	189,947	7,045,134
Edison International	278,096	12,127,767
FirstEnergy Corp.	162,572	7,964,402
		27,137,303
Independent Power Producers & Energy Traders 0.9%
TXU Corp.	282,968	14,202,164
Multi-Utilities 1.2%
CenterPoint Energy, Inc. p	851,478	10,941,492
PG&E Corp.	259,655	9,638,394
		20,579,886
Total Common Stocks (cost $1,188,003,641)		1,673,595,254

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
3.86%, 02/02/2006 ƒ †	$500,000	498,392
3.89%, 02/09/2006 ƒ †	1,000,000	996,007
		1,494,399

	Shares	Value

MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund ø	8,926,587	8,926,587
Navigator Prime Portfolio pp	16,269,378	16,269,378
		25,195,965
Total Short-Term Investments (cost $26,690,364)		26,690,364
Total Investments (cost $1,214,694,005) 101.0%		1,700,285,618
Other Assets and Liabilities (1.0%)		(16,902,534)
Net Assets 100.0%		$1,683,383,084

*	Non-income producing security
p	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

REIT	Real Estate Investment Trust

At December 31, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2005	Unrealized Loss
March 2006	32 S&P 500 Index	$10,150,549	$10,038,400	$112,149

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,217,347,852. The gross unrealized appreciation and depreciation on securities based on tax cost was $500,324,065 and $17,386,299, respectively, with a net unrealized appreciation of $482,937,766.

5

EVERGREEN LARGE COMPANY GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 15.7%
Hotels, Restaurants & Leisure 1.2%
Starwood Hotels & Resorts Worldwide, Inc., Class B	80,000	$5,108,800
Internet & Catalog Retail 2.5%
Amazon.com, Inc. *	93,000	4,384,950
eBay, Inc. *	143,000	6,184,750
		10,569,700
Media 1.4%
Lamar Advertising Co., Class A *	125,000	5,767,500
Multi-line Retail 2.6%
J.C. Penney Co., Inc.	125,000	6,950,000
Target Corp.	75,000	4,122,750
		11,072,750
Specialty Retail 5.7%
Best Buy Co., Inc.	232,500	10,109,100
Chico’s FAS, Inc. *	220,000	9,664,600
Lowe’s Cos.	60,000	3,999,600
		23,773,300
Textiles, Apparel & Luxury Goods 2.3%
Coach, Inc. *	192,000	6,401,280
NIKE, Inc., Class B	37,500	3,254,625
		9,655,905
CONSUMER STAPLES 7.0%
Beverages 1.9%
Diageo plc, ADR p	75,000	4,372,500
PepsiCo, Inc.	60,000	3,544,800
		7,917,300
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	90,000	4,212,000
Food Products 0.7%
General Mills, Inc.	65,000	3,205,800
Household Products 3.4%
Procter & Gamble Co.	245,000	14,180,600
ENERGY 10.7%
Energy Equipment & Services 5.6%
Diamond Offshore Drilling, Inc. p	110,000	7,651,600
ENSCO International, Inc.	45,000	1,995,750
Grant Prideco, Inc. *	40,000	1,764,800
Halliburton Co.	50,000	3,098,000
Schlumberger, Ltd.	90,000	8,743,500
		23,253,650
Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	63,110	4,324,297
Exxon Mobil Corp.	70,000	3,931,900
Peabody Energy Corp.	85,000	7,005,700
XTO Energy, Inc.	142,133	6,245,324
		21,507,221

1

EVERGREEN LARGE COMPANY GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 8.4%
Capital Markets 2.6%
Goldman Sachs Group, Inc.	53,000	$6,768,630
Legg Mason, Inc.	35,000	4,189,150
		10,957,780
Commercial Banks 0.6%
Mitsubishi UFJ Financial Group, Inc.	95	1,287,972
Mizuho Financial Group, Inc.	142	1,126,229
		2,414,201
Consumer Finance 1.6%
SLM Corp.	125,000	6,886,250
Insurance 3.2%
American International Group, Inc.	95,000	6,481,850
Mitsui Sumitomo Insurance Co., Ltd.	103,000	1,259,408
Prudential Financial, Inc.	75,000	5,489,250
		13,230,508
Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	79,000	1,640,046
HEALTH CARE 23.6%
Biotechnology 4.3%
Amgen, Inc. *	75,000	5,914,500
Biogen Idec, Inc. *	240,000	10,879,200
Protein Design Labs, Inc. * p	50,000	1,421,000
		18,214,700
Health Care Equipment & Supplies 5.9%
Alcon, Inc.	35,000	4,536,000
Baxter International, Inc.	55,000	2,070,750
Medtronic, Inc.	129,300	7,443,801
St. Jude Medical, Inc. *	211,000	10,592,200
		24,642,751
Health Care Providers & Services 6.5%
Aetna, Inc.	47,000	4,432,570
Caremark Rx, Inc. *	120,000	6,214,800
UnitedHealth Group, Inc.	165,000	10,253,100
WellPoint, Inc. *	82,000	6,542,780
		27,443,250
Pharmaceuticals 6.9%
Abbott Laboratories	35,000	1,380,050
Endo Pharmaceuticals Holdings, Inc. *	140,000	4,236,400
Johnson & Johnson	100,000	6,010,000
Novartis AG, ADR	152,000	7,976,960
Teva Pharmaceutical Industries, Ltd., ADR p	165,000	7,096,650
Wyeth	45,000	2,073,150
		28,773,210
INDUSTRIALS 8.1%
Aerospace & Defense 1.8%
Lockheed Martin Corp.	52,600	3,346,938
United Technologies Corp.	80,000	4,472,800
		7,819,738
Commercial Services & Supplies 0.5%
Cintas Corp. p	50,000	2,059,000

2

EVERGREEN LARGE COMPANY GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.6%
Cooper Industries, Inc., Class A	90,000	$6,570,000
Industrial Conglomerates 2.7%
General Electric Co.	326,300	11,436,815
Machinery 1.5%
Fanuc, Ltd.	12,900	1,094,174
Komatsu, Ltd.	81,000	1,339,076
Pall Corp. p	140,000	3,760,400
		6,193,650
INFORMATION TECHNOLOGY 22.7%
Communications Equipment 5.0%
Corning, Inc. *	131,711	2,589,439
Motorola, Inc.	390,000	8,810,100
QUALCOMM, Inc.	227,000	9,779,160
		21,178,699
Computers & Peripherals 1.9%
Apple Computer, Inc. *	111,500	8,015,735
Internet Software & Services 3.1%
Google, Inc., Class A *	17,100	7,094,106
Yahoo!, Inc. *	147,500	5,779,050
		12,873,156
IT Services 3.6%
Accenture, Ltd., Class A	205,000	5,918,350
Affiliated Computer Services, Inc., Class A * p	50,000	2,959,000
Cognizant Technology Solutions Corp., Class A *	123,600	6,223,260
		15,100,610
Semiconductors & Semiconductor Equipment 4.5%
Intel Corp.	257,000	6,414,720
Marvell Technology Group, Ltd. * p	110,000	6,169,900
Micron Technology, Inc. * p	470,000	6,255,700
		18,840,320
Software 4.6%
Cadence Design Systems, Inc. *	375,000	6,345,000
Microsoft Corp.	400,700	10,478,305
Oracle Corp. *	217,500	2,655,675
		19,478,980
MATERIALS 0.8%
Chemicals 0.2%
Toray Industries, Inc.	109,000	888,514
Construction Materials 0.6%
Martin Marietta Materials, Inc.	30,000	2,301,600
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	17,100	984,960
Total Common Stocks (cost $335,731,415)		408,168,999

3

EVERGREEN LARGE COMPANY GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 8.9%
MUTUAL FUND SHARES 8.9%
Evergreen Institutional U.S. Government Money Market Fund ø	11,350,692	$11,350,692
Navigator Prime Portfolio pp	25,794,326	25,794,326
Total Short-Term Investments (cost $37,145,018)		37,145,018
Total Investments (cost $372,876,433) 106.1%		445,314,017
Other Assets and Liabilities (6.1%)		(25,597,263)
Net Assets 100.0%		$419,716,754

*	Non-income producing security
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $373,579,901. The gross unrealized appreciation and depreciation on securities based on tax cost was $76,163,728 and $4,429,612, respectively, with a net unrealized appreciation of $71,734,116.

4

EVERGREEN MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value
COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 20.1%
Diversified Consumer Services 3.3%
Career Education Corp. *	375,100	$12,648,372
Strayer Education, Inc. p	93,800	8,789,060
		21,437,432
Hotels, Restaurants & Leisure 2.3%
Starwood Hotels & Resorts Worldwide, Inc., Class B	126,600	8,084,676
Station Casinos, Inc.	109,200	7,403,760
		15,488,436
Household Durables 1.0%
Jarden Corp. * p	227,400	6,856,110
Media 1.2%
Lamar Advertising Co., Class A *	173,500	8,005,290
Specialty Retail 9.5%
Abercrombie & Fitch Co., Class A	146,400	9,542,352
American Eagle Outfitters, Inc.	586,500	13,477,770
Chico’s FAS, Inc. *	474,400	20,840,392
Claire’s Stores, Inc.	414,700	12,117,534
Urban Outfitters, Inc. * p	259,900	6,578,069
		62,556,117
Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc. *	544,722	18,161,032
CONSUMER STAPLES 3.2%
Food & Staples Retailing 0.9%
United Natural Foods, Inc. * p	236,753	6,250,279
Food Products 1.1%
McCormick & Co., Inc. p	235,700	7,287,844
Personal Products 1.2%
Herbalife, Ltd. *	234,900	7,638,948
ENERGY 11.9%
Energy Equipment & Services 4.0%
Cooper Cameron Corp. *	351,800	14,564,520
Diamond Offshore Drilling, Inc. p	176,500	12,277,340
		26,841,860
Oil, Gas & Consumable Fuels 7.9%
Alpha Natural Resources, Inc. * p	421,809	8,102,951
Chesapeake Energy Corp. p	479,000	15,198,670
Southwestern Energy Co. *	216,400	7,777,416
Ultra Petroleum Corp. *	138,300	7,717,140
XTO Energy, Inc.	299,200	13,146,848
		51,943,025
FINANCIALS 4.7%
Capital Markets 1.4%
Affiliated Managers Group, Inc. * p	115,049	9,232,682
Insurance 0.9%
W.R. Berkley Corp.	122,200	5,819,164
Real Estate 1.0%
Forest City Enterprises, Inc.	178,489	6,770,088
Thrifts & Mortgage Finance 1.4%
People’s Bank p	290,400	9,019,824

1

EVERGREEN MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value
COMMON STOCKS continued
HEALTH CARE 16.7%
Biotechnology 5.0%
Martek Biosciences Corp. * p	498,861	$12,276,969
OSI Pharmaceuticals, Inc. * p	462,493	12,968,304
Protein Design Labs, Inc. * p	261,696	7,437,400
		32,682,673
Health Care Equipment & Supplies 2.2%
Advanced Medical Optics, Inc. *	178,400	7,457,120
Biomet, Inc.	201,000	7,350,570
		14,807,690
Health Care Providers & Services 5.5%
AmerisourceBergen Corp.	146,400	6,060,960
Coventry Health Care, Inc. *	103,228	5,879,867
DaVita, Inc. *	159,400	8,072,016
Manor Care, Inc.	231,747	9,216,578
Universal Health Services, Inc., Class B p	154,700	7,230,678
		36,460,099
Pharmaceuticals 4.0%
Allergan, Inc. p	80,100	8,647,596
Biovail Corp.	337,300	8,004,129
Sepracor, Inc. * p	188,200	9,711,120
		26,362,845
INDUSTRIALS 9.3%
Aerospace & Defense 1.2%
Rockwell Collins Corp.	175,800	8,169,426
Airlines 1.3%
JetBlue Airways Corp. * p	555,450	8,542,821
Commercial Services & Supplies 4.5%
ARAMARK Corp., Class B	274,700	7,631,166
ChoicePoint, Inc. *	213,584	9,506,624
HNI Corp.	112,700	6,190,611
Monster Worldwide, Inc. *	158,000	6,449,560
		29,777,961
Construction & Engineering 1.1%
Granite Construction, Inc. p	204,000	7,325,640
Machinery 1.2%
ITT Industries, Inc.	75,400	7,752,628
INFORMATION TECHNOLOGY 27.8%
Communications Equipment 2.6%
Juniper Networks, Inc. *	321,600	7,171,680
Sonus Networks, Inc. * p	2,785,922	10,363,630
		17,535,310
Computers & Peripherals 2.9%
Avid Technology, Inc. * p	192,437	10,537,850
Seagate Technology, Inc. p	416,500	8,325,835
		18,863,685
Electronic Equipment & Instruments 2.3%
Amphenol Corp., Class A	173,600	7,683,536
Flir Systems, Inc. * p	333,300	7,442,589
		15,126,125

2

EVERGREEN MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 8.5%
Akamai Technologies, Inc. * p	652,300	$13,000,339
CNET Networks, Inc. * p	1,110,900	16,319,121
InfoSpace,Inc. * p	335,600	8,665,192
Openwave Systems, Inc. * p	462,000	8,071,140
VeriSign, Inc. *	446,793	9,793,702
		55,849,494
IT Services 1.5%
Cognizant Technology Solutions Corp., Class A *	193,100	9,722,585
Semiconductors & Semiconductor Equipment 9.0%
Linear Technology Corp.	151,700	5,471,819
Marvell Technology Group, Ltd. *	159,200	8,929,528
MEMC Electronic Materials, Inc. *	557,300	12,355,341
Micron Technology, Inc. * p	683,000	9,090,730
Varian Semiconductor Equipment Associates, Inc. * p	330,100	14,501,293
Xilinx, Inc.	363,900	9,173,919
		59,522,630
Software 1.0%
Activision, Inc. *	475,866	6,538,399
MATERIALS 2.5%
Metals & Mining 2.5%
Inco, Ltd. p	381,200	16,608,884
TELECOMMUNICATION SERVICES 3.4%
Wireless Telecommunication Services 3.4%
Leap Wireless International, Inc. * p	356,914	13,519,902
NII Holdings, Inc., Class B * p	198,232	8,658,774
		22,178,676
Total Common Stocks (cost $561,159,483)		657,135,702
SHORT-TERM INVESTMENTS 24.7%
MUTUAL FUND SHARES 24.7%
Evergreen Institutional Money Market Fund ø	3,384,540	3,384,540
Navigator Prime Portfolio pp	159,843,620	159,843,620
Total Short-Term Investments (cost $163,228,160)		163,228,160
Total Investments (cost $724,387,643) 124.3%		820,363,862
Other Assets and Liabilities (24.3%)		(160,286,429)
Net Assets 100.0%		$660,077,433

*	Non-income producing security
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $725,340,120. The gross unrealized appreciation and depreciation on securities based on tax cost was $116,849,060 and $21,825,318, respectively, with a net unrealized appreciation of $95,023,742.

3

EVERGREEN OMEGA FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 16.5%
Hotels, Restaurants & Leisure 3.7%
Shuffle Master, Inc. * p	292,150	$7,344,651
Starwood Hotels & Resorts Worldwide, Inc., Class B	200,000	12,772,000
Station Casinos, Inc.	215,000	14,577,000
		34,693,651
Internet & Catalog Retail 2.7%
Amazon.com, Inc. *	225,000	10,608,750
eBay, Inc. *	335,000	14,488,750
		25,097,500
Media 1.4%
Lamar Advertising Co., Class A * p	295,000	13,611,300
Specialty Retail 6.2%
Best Buy Co., Inc.	540,000	23,479,200
Chico’s FAS, Inc. *	555,000	24,381,150
Lowe’s Cos. *	160,000	10,665,600
		58,525,950
Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	465,000	15,503,100
Wolverine World Wide, Inc. p	380,000	8,534,800
		24,037,900
CONSUMER STAPLES 1.8%
Beverages 0.6%
PepsiCo, Inc.	90,000	5,317,200
Household Products 1.2%
Procter & Gamble Co. *	200,000	11,576,000
ENERGY 12.3%
Energy Equipment & Services 6.9%
Cal Dive International, Inc. * p	150,000	5,383,500
Diamond Offshore Drilling, Inc. p	330,000	22,954,800
ENSCO International, Inc.	100,000	4,435,000
Grant Prideco, Inc. *	100,000	4,412,000
National Oilwell Varco, Inc. *	160,000	10,032,000
Weatherford International, Ltd. *	500,000	18,100,000
		65,317,300
Oil, Gas & Consumable Fuels 5.4%
Apache Corp. *	213,000	14,594,760
Foundation Coal Holdings, Inc. p	270,000	10,260,000
Massey Energy Co. p	198,600	7,520,982
Tesoro Corp. p	60,300	3,711,465
XTO Energy, Inc.	337,066	14,810,680
		50,897,887
FINANCIALS 4.4%
Capital Markets 3.0%
Goldman Sachs Group, Inc. *	120,000	15,325,200
Legg Mason, Inc. p	110,000	13,165,900
		28,491,100
Insurance 1.4%
Prudential Financial, Inc.	175,000	12,808,250

1

EVERGREEN OMEGA FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 26.4%
Biotechnology 5.3%
Amgen, Inc. *	155,000	$12,223,300
Biogen Idec, Inc. *	560,000	25,384,800
Martek Biosciences Corp. * p	223,000	5,488,030
Protein Design Labs, Inc. * p	250,000	7,105,000
		50,201,130
Health Care Equipment & Supplies 6.7%
Alcon, Inc.	125,000	16,200,000
Baxter International, Inc.	125,000	4,706,250
Medtronic, Inc. *	309,001	17,789,188
St. Jude Medical, Inc. *	485,000	24,347,000
		63,042,438
Health Care Providers & Services 8.5%
Aetna, Inc.	110,500	10,421,255
American Healthways, Inc. * p	215,250	9,740,062
Caremark Rx, Inc. *	295,000	15,278,050
DaVita, Inc. *	260,000	13,166,400
UnitedHealth Group, Inc.	270,000	16,777,800
WellPoint, Inc. *	190,000	15,160,100
		80,543,667
Pharmaceuticals 5.9%
Endo Pharmaceuticals Holdings, Inc. *	725,000	21,938,500
Novartis AG, ADR	265,000	13,907,200
Teva Pharmaceutical Industries, Ltd., ADR p	475,000	20,429,750
		56,275,450
INDUSTRIALS 6.0%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	156,000	9,926,280
Commercial Services & Supplies 0.5%
Cintas Corp.	125,000	5,147,500
Electrical Equipment 1.6%
Cooper Industries, Inc., Class A	210,000	15,330,000
Industrial Conglomerates 1.8%
General Electric Co.	480,000	16,824,000
Machinery 1.0%
Pall Corp. p	355,000	9,535,300
INFORMATION TECHNOLOGY 26.7%
Communications Equipment 5.6%
Corning, Inc. *	300,927	5,916,225
Motorola, Inc.	945,000	21,347,550
QUALCOMM, Inc.	540,000	23,263,200
Sonus Networks, Inc. * p	723,023	2,689,645
		53,216,620
Computers & Peripherals 2.5%
Apple Computer, Inc. *	253,100	18,195,359
Avid Technology, Inc. *	100,000	5,476,000
		23,671,359
Internet Software & Services 3.2%
Google, Inc., Class A *	40,000	16,594,400
Yahoo!, Inc. *	345,000	13,517,100
		30,111,500

2

EVERGREEN OMEGA FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.5%
Cognizant Technology Solutions Corp., Class A *	281,385	$14,167,735
Semiconductors & Semiconductor Equipment 7.9%
Marvell Technology Group, Ltd. *	325,000	18,229,250
MEMC Electronic Materials, Inc. *	795,000	17,625,150
Microchip Technology, Inc.	345,000	11,091,750
Micron Technology, Inc. * p	1,105,000	14,707,550
Varian Semiconductor Equipment Associates, Inc. * p	295,000	12,959,350
		74,613,050
Software 6.0%
Activision, Inc. *	860,000	11,816,400
Cadence Design Systems, Inc. *	880,000	14,889,600
Citrix Systems, Inc. *	120,000	3,453,600
Microsoft Corp.	841,186	21,997,014
Oracle Corp. *	435,000	5,311,350
		57,467,964
MATERIALS 1.8%
Construction Materials 1.8%
Martin Marietta Materials, Inc.	225,000	17,262,000
Total Common Stocks (cost $752,881,557)		907,710,031
SHORT-TERM INVESTMENTS 14.1%
MUTUAL FUND SHARES 14.1%
Evergreen Institutional U.S. Government Money Market Fund ø	39,369,659	39,369,659
Navigator Prime Portfolio pp	94,454,062	94,454,062
Total Short-Term Investments (cost $133,823,721)		133,823,721
Total Investments (cost $886,705,278) 110.0%		1,041,533,752
Other Assets and Liabilities (10.0%)		(95,083,543)
Net Assets 100.0%		$946,450,209

*	Non-income producing security
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $887,877,521. The gross unrealized appreciation and depreciation on securities based on tax cost was $169,734,531 and $16,078,300, respectively, with a net unrealized appreciation of $153,656,231.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 14.1%
Diversified Consumer Services 1.9%
Strayer Education, Inc.	1,100	$103,070
Hotels, Restaurants & Leisure 1.8%
Station Casinos, Inc.	1,400	94,920
Media 2.0%
Lamar Advertising Co., Class A *	2,300	106,122
Specialty Retail 7.3%
Abercrombie & Fitch Co., Class A	1,800	117,324
American Eagle Outfitters, Inc.	4,800	110,304
Chico’s FAS, Inc. *	2,700	118,611
Urban Outfitters, Inc. *	1,800	45,558
		391,797
Textiles, Apparel & Luxury Goods 1.1%
Polo Ralph Lauren Corp., Class A	1,100	61,754
CONSUMER STAPLES 1.9%
Food & Staples Retailing 0.9%
United Natural Foods, Inc. *	1,900	50,160
Personal Products 1.0%
Herbalife, Ltd. *	1,700	55,284
ENERGY 8.1%
Energy Equipment & Services 4.3%
Cal Dive International, Inc. *	3,200	114,848
Cooper Cameron Corp. *	2,800	115,920
		230,768
Oil, Gas & Consumable Fuels 3.8%
Encore Aquisition Co. *	500	16,020
Newfield Exploration Co. *	1,600	80,112
Southwestern Energy Co. *	3,000	107,820
		203,952
FINANCIALS 6.8%
Capital Markets 3.8%
Affiliated Managers Group, Inc. *	1,300	104,325
Investors Financial Services Corp.	2,700	99,441
		203,766
Commercial Banks 1.1%
City National Corp.	800	57,952
Insurance 1.9%
PartnerRe, Ltd.	1,600	105,072
HEALTH CARE 15.9%
Biotechnology 2.4%
Nektar Therapeutics *	2,700	44,442
Protein Design Labs, Inc. *	3,000	85,260
		129,702
Health Care Equipment & Supplies 3.0%
Advanced Medical Optics, Inc. *	1,300	54,340
ArthroCare Corp. *	2,600	109,564
		163,904
Health Care Providers & Services 7.3%
American Healthways, Inc. *	1,200	54,300
Coventry Health Care, Inc. *	1,950	111,072

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
DaVita, Inc. *	2,100	$106,344
VCA Antech, Inc. *	4,200	118,440
		390,156
Pharmaceuticals 3.2%
Biovail Corp.	4,100	97,293
Medicis Pharmaceutical Corp., Class A	2,300	73,715
		171,008
INDUSTRIALS 13.8%
Airlines 1.0%
AirTran Holdings, Inc. *	3,400	54,502
Commercial Services & Supplies 2.3%
Navigant Consulting, Inc. *	5,700	125,286
Construction & Engineering 4.0%
Granite Construction, Inc.	2,800	100,548
McDermott International, Inc. *	2,600	115,986
		216,534
Electrical Equipment 4.3%
Regal-Beloit Corp.	3,400	120,360
Thomas & Betts Corp. *	2,600	109,096
		229,456
Machinery 2.2%
JLG Industries, Inc.	2,600	118,716
INFORMATION TECHNOLOGY 29.1%
Communications Equipment 5.5%
Arris Group, Inc. *	10,800	102,276
F5 Networks, Inc. *	2,400	137,256
Sonus Networks, Inc. *	15,600	58,032
		297,564
Computers & Peripherals 5.1%
Avid Technology, Inc. *	2,800	153,328
Logitech International SA, ADR *	2,600	121,602
		274,930
Electronic Equipment & Instruments 3.1%
Daktronics, Inc.	2,600	76,882
Itron, Inc. *	2,300	92,092
		168,974
Internet Software & Services 3.9%
Akamai Technologies, Inc. *	5,100	101,643
Openwave Systems, Inc. *	6,200	108,314
		209,957
IT Services 3.4%
Cognizant Technology Solutions Corp., Class A *	1,000	50,350
MoneyGram International, Inc.	5,100	133,008
		183,358
Semiconductors & Semiconductor Equipment 6.0%
MEMC Electronic Materials, Inc. *	5,900	130,803
Microchip Technology, Inc.	3,300	106,095
Power Integrations, Inc. *	3,500	83,335
		320,233

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 2.1%
Activision, Inc. *	8,000	$109,920
MATERIALS 1.9%
Chemicals 1.9%
Sigma-Aldrich Corp.	1,600	101,264
TELECOMMUNICATION SERVICES 6.8%
Diversified Telecommunication Services 2.1%
Time Warner Telecom, Inc. *	11,600	114,260
Wireless Telecommunication Services 4.7%
Leap Wireless International, Inc. *	3,600	136,368
NII Holdings, Inc., Class B *	2,600	113,568
		249,936
Total Common Stocks (cost $4,898,686)		5,294,277
SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Money Market Fund ø (cost $33,986)	33,986	33,986
Total Investments (cost $4,932,672) 99.0%		5,328,263
Other Assets and Liabilities 1.0%		49,130
Net Assets 100.0%		$5,377,393

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $4,932,672. The gross unrealized appreciation and depreciation on securities based on tax cost was $486,645 and $91,054, respectively, with a net unrealized appreciation of $395,591.

3

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: February 27, 2006

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: February 27, 2006